Goodwill And Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles [Abstract]
Goodwill
Changes in the gross amounts of our goodwill and accumulated impairment losses for each of the two years ended December 31, 2011 and 2010 are summarized as follows (in millions):

	Products Pipelines	Natural Gas Pipelines	CO2	Terminals	Kinder Morgan Canada	Total

Historical Goodwill.	$263.2	$337.0	$46.1	$266.9	$613.1	$1,526.3
Accumulated impairment losses(a).	-	-	-	-	(377.1)	(377.1)
Balance as of December 31, 2009	263.2	337.0	46.1	266.9	236.0	1,149.2
Acquisitions(b).	-	-	-	71.0	-	71.0
Currency translation adjustments	-	-	-	-	13.4	13.4
Balance as of December 31, 2010	263.2	337.0	46.1	337.9	249.4	1,233.6
Acquisitions(c).	-	219.9	-	-	-	219.9
Disposals(d).	-	-	-	(11.8)	-	(11.8)
Currency translation adjustments	-	-	-	-	(5.5)	(5.5)
Balance as of December 31, 2011	$263.2	$556.9	$46.1	$326.1	$243.9	$1,436.2
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(a)
On April 18, 2007, we announced that we would acquire the Trans Mountain pipeline system from KMI, and we completed this transaction on April 30, 2007.  Following the provisions of U.S. generally accepted accounting principles, the consideration of this transaction caused KMI to consider the fair value of the Trans Mountain pipeline system, and to determine whether goodwill related to these assets was impaired.  Based on this determination, KMI recorded a goodwill impairment charge of $377.1 million in the first quarter of 2007, and because we have included all of the historical results of Trans Mountain as though the net assets had been transferred to us on January 1, 2006, this impairment is now included in our accumulated impairment losses. We have no other goodwill impairment losses.

(b)	2010 acquisition amount relates primarily to our January 2010 purchase of three ethanol handling train terminals from US Development Group LLC (discussed further in Note 3).
(c)
2011 acquisition amount consists of (i) $125.7 million relating to our acquisition of natural gas treating assets from SouthTex Treaters, Inc. and (ii) $94.2 million relating to our purchase of the remaining 50% ownership interest in KinderHawk Field Services LLC that we did not already own (both discussed further in Note 3).

(d)
2011 disposal amount consists of (i) $10.6 million related to the sale of our ownership interest in the boat fleeting business we acquired from Megafleet Towing Co., Inc. in April 2009; and (ii) $1.2 million related to the sale of our subsidiary Arrow Terminals B.V. (both discussed further in Note 3).

Other Intangibles
Following is information, as of December 31, 2011 and 2010, related to our intangible assets subject to amortization (in millions):

	December 31,
	2011	2010
Customer contracts, relationships and agreements
Gross carrying amount	$1,317.9	$399.8
Accumulated amortization	(172.6)	(112.0)
Net carrying amount	1,145.3	287.8

Lease value, technology-based assets and other
Gross carrying amount	10.6	17.9
Accumulated amortization	(3.9)	(3.5)
Net carrying amount	6.7	14.4

Total Other intangibles, net	$1,152.0	$302.2